Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Capital
CET1 capital	$ 100,415	$ 98,748
Tier 1 capital	111,549	110,393
Total capital	123,732	122,399
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	593,247	590,306
Market risk	40,498	41,506
Operational risk	100,948	98,413
Total RWA	$ 734,693	$ 730,225
Capital ratios and Leverage ratio
CET1 ratio	13.70%	13.50%
Tier 1 capital ratio	15.20%	15.10%
Total capital ratio	16.80%	16.80%
Leverage ratio	4.40%	4.40%
Leverage ratio exposure	$ 2,516,801	$ 2,491,090
TLAC available and ratios
TLAC available	$ 227,152	$ 230,385
TLAC ratio	30.90%	31.50%
TLAC leverage ratio	9.00%	9.20%